BMC FUND, INC.

                            FINANCIAL STATEMENTS AND

                            SUPPLEMENTARY INFORMATION

                       Seven Months Ended October 31, 2002




                  CONFIDENTIAL: For the use of shareholders and the Securities and Exchange Commission only.

BMC FUND, INC.
================================================================================


TABLE OF CONTENTS

                                                                        Page No.

Directors and Officers.................................................     1

Letter to Shareholders.................................................     2

Federal Income Tax Information.........................................     3

Supplemental Proxy Information.........................................     3

Independent Auditors' Report...........................................     5

Statement of Assets and Liabilities....................................     6

Statement of Operations................................................     7

Statements of Changes In Net Assets....................................     8

Notes to Financial Statements..........................................     9

Financial Highlights...................................................    11

Schedules of Investments:
        I. - Investments in Securities of Unaffiliated Issuers.........    12
       II. - Investments  - Other than Securities......................    29
      III. - Investments in Affiliates.................................    30

BMC FUND, INC.
DIRECTORS AND OFFICERS
================================================================================


                                    DIRECTORS

      James T. Broyhill                            Winston-Salem, North Carolina
      Paul H. Broyhill                             Lenoir, North Carolina
      William E. Cooper                            Dallas, Texas
      Lawrence Z. Crockett                         Vero Beach, Florida
      Jan E. Gordon                                Palm Harbor, Florida
      Allene B. Heilman                            Clearwater, Florida
      Gene A. Hoots                                Charlotte, North Carolina
      Michael G. Landry                            Fort Lauderdale, Florida
      John S. Little                               Naples, Florida
      L. Glenn Orr, Jr.                            Winston-Salem, North Carolina

                                    OFFICERS

      Paul H. Broyhill                             President
      M. Hunt Broyhill                             Vice President
      Gene Hendricks                               Vice President and
                                                     Chief Financial Officer
      Michael G. Landry.                           Vice President and
                                                     Chief Investment Officer
      Carol Frye                                   Secretary and Treasurer

                                DIRECTOR EMERITUS

      Harry Heltzer                                Lenoir, North Carolina

TO OUR SHAREHOLDERS:

We are happy to present to you our report for the short year ended October 31, 2002, which we believe contains complete and pertinent financial information.

BMC Fund, Inc. became a Regulated Investment Company (RIC) on April 1, 1981. During the seven months ended October 31, 2002, the Fund paid the following dividends per share:

     June 10, 2002 to shareholders of record May 25, 2002                $  .33
     September 10, 2002 to shareholders of record August 25, 2002           .30
                                                                         ------

     Total                                                               $  .63
                                                                         ======

Schedule I is a listing of all the Fund's diversified securities at October 31, 2002, with a total market value of $107,523,875.

It is our intent to render reports to shareholders each six months.


Paul H. Broyhill, President             M. Hunt Broyhill, Vice President


                  CONFIDENTIAL: For the use of shareholders and the Securities and Exchange Commission only.

                         FEDERAL INCOME TAX INFORMATION

We are required by the Internal Revenue Code to advise you within 60 days of the Fund's fiscal year end (October 31, 2002) as to the federal tax status of dividends paid by the Fund during such fiscal year. Accordingly, we are advising you that during the seven month period ended October 31, 2002, the Fund paid distributions to its shareholders totaling $0.63 per share, comprised of $0.45 per share ordinary income and short-term capital gains which are taxable as ordinary income, and $0.18 per share long-term capital gains which are taxable as such. The shareholders are furnished a Form 1099 in January of each year, which details the federal tax status of dividends paid by the Fund during the calendar year.




                         SUPPLEMENTAL PROXY INFORMATION
                       2002 ANNUAL MEETING OF SHAREHOLDERS

      The Annual Meeting of Shareholders of BMC Fund, Inc. was held on August 3, 2002 at Hound Ears Club, Blowing Rock, North Carolina. The meeting was held for the following purposes:

1.    To elect the following 10 directors to serve as follows:

      Director                                      Term             Expiring

      James T. Broyhill                            1 year              2003
      Paul H. Broyhill                             1 year              2003
      William E. Cooper                            1 year              2003
      Lawrence Z. Crockett                         1 year              2003
      Jan E. Gordon                                1 year              2003
      Allene B. Heilman                            1 year              2003
      Gene A. Hoots                                1 year              2003
      Michael G. Landry                            1 year              2003
      John S. Little                               1 year              2003
      L. Glenn Orr, Jr.                            1 year              2003

2.    To vote upon such other business as may come before the meeting.

The results of the proxy solicitation on the above matters were as follows:

                                  Votes        Votes      Votes
     Director                      For        Against    Withheld    Abstentions

     James T. Broyhill          4,569,559       120       363,602         -
     Paul H. Broyhill           4,569,559       120       363,602         -
     William E. Cooper          4,569,559       120       363,602         -
     Lawrence Z. Crockett       4,569,559       120       363,602         -
     Jan E. Gordon              4,569,559       120       363,602         -
     Allene B. Heilman          4,569,559       120       363,602         -
     Gene A. Hoots              4,569,559       120       363,602         -
     Michael G. Landry          4,569,559       120       363,602         -
     John S. Little             4,569,559       120       363,602         -
     L. Glenn Orr, Jr.          4,569,559       120       363,602         -

There was no other business voted upon at the Annual Meeting of Shareholders.


                            SUPPLEMENTAL INFORMATION

Paul H. Broyhill, President, is primarily responsible for the day-to-day management of the Company's portfolio and has had such responsibility since the inception of the Fund. In addition, portions of the Company's portfolio is managed by W. H. Reaves & Co., Inc. ("Reaves & Co."), which is responsible for approximately $5.3 million of the Fund's portfolio. William H. Reaves, who is the Chief Investment Officer of Reaves & Co., is the portfolio manager responsible for the portion of the Company's portfolio managed by Reaves & Co. Mr. Reaves has held his current position with Reaves & Co. for more than five years.

                        [LETTERHEAD OF DIXON ODOM PLLC]


                          INDEPENDENT AUDITORS' REPORT

To the Board of Directors and
Shareholders of BMC Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of BMC Fund, Inc. (the "Company"), including the schedules of investments, as of October 31, 2002, and the related statement of operations for the seven months then ended, the statements of changes in net assets for the seven months ended October 31, 2002 and the year ended March 31, 2002, and the financial highlights for the seven months ended October 31, 2002 and the years ended March 31, 2002 and 2001. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the eight years in the period ended March 31, 2000 were audited by other auditors whose report dated May 19, 2000 expressed an unqualified opinion on the financial highlights for those eight years.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2002 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements for the seven months ended October 31, 2002 and the year ended March 31, 2002 and the financial highlights for the seven months ended October 31, 2002 and the years ended March 31, 2002 and 2001 referred to above present fairly, in all material respects, the financial position of BMC Fund, Inc. as of October 31, 2002, the results of its operations for the seven months then ended, the changes in its net assets for the seven months ended October 31, 2002 and the year ended March 31, 2002, and the financial highlights for the seven months ended October 31, 2002 and the years ended March 31, 2002 and 2001, in conformity with accounting principles generally accepted in the United States of America.


/s/ Dixon Odom PLLC

November 26, 2002
Charlotte, North Carolina

BMC FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2002
================================================================================

ASSETS AT MARKET VALUE:
      Investment securities (cost - $113,262,914)                 $ 107,523,875
      Investments in affiliates - wholly owned subsidiaries
         (equity value - $23,815,996)                                26,007,536
      Investment in real estate (cost - $145,672)                       350,000
      Cash and short-term investments                                 1,290,542
      Receivables, principally accrued interest                         518,613
      Other assets                                                       20,879
                                                                  -------------

           Total assets                                             135,711,445
                                                                  -------------

LIABILITIES:
      Notes payable                                                  10,000,000
      Payable to broker                                                  53,907
      Accounts payable and accrued expenses                              61,392
                                                                  -------------

            Total liabilities                                        10,115,299
                                                                  -------------

NET ASSETS AT OCTOBER 31, 2002 - EQUIVALENT TO $25.46 PER
      SHARE ON 4,933,281 SHARES OF COMMON STOCK OUTSTANDING       $ 125,596,146
                                                                  =============

SUMMARY OF SHAREHOLDERS' EQUITY:
      Common stock, par value $5.00 per share - authorized
         70,000,000 shares; outstanding, 4,933,281 shares         $  24,666,405
      Retained earnings prior to becoming investment company         92,939,370
      Undistributed net investment income                             6,138,828
      Undistributed nontaxable gain                                   5,194,714
      Unrealized depreciation of investments                         (3,343,171)
                                                                  -------------

NET ASSETS APPLICABLE TO COMMON STOCK OUTSTANDING                 $ 125,596,146
                                                                  =============


See accompanying notes to financial statements.

BMC FUND, INC.
STATEMENT OF OPERATIONS
Seven Months Ended October 31, 2002
================================================================================

INVESTMENT INCOME:
  Income:
   Interest-corporate bonds                                        $    650,050
   Other interest and dividends                                       1,922,241
   Equity in earnings of wholly-owned subsidiaries                      897,328
                                                                   ------------

      Total income                                                    3,469,619
                                                                   ------------

  Expenses:
   Legal and professional fees                                           34,603
   Directors' fees (Note 3)                                              19,500
   Interest expense                                                     183,307
   Investment expense                                                    85,090
   Salaries                                                             133,424
   Property and liability insurance                                      12,802
   Depreciation expense                                                     957
   Taxes and licenses                                                    46,508
   Rent                                                                   8,225
   Office supplies and expense                                            3,625
   Travel and entertainment                                              17,929
                                                                   ------------

      Total expenses                                                    545,970
                                                                   ------------

      Investment income, net                                          2,923,649
                                                                   ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Realized gain from investment securities sold, net                   326,548
   Change in unrealized appreciation of investments
      for the period, net                                           (17,357,372)
                                                                   ------------

       Net loss on investments                                      (17,030,824)
                                                                   ------------

NET DECREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                 $(14,107,175)
                                                                   ============


See accompanying notes to financial statements.

BMC FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
Seven Months Ended October 31, 2002 and
Twelve Months Ended March 31, 2002
================================================================================


                                                    10/31/02         03/31/02
                                                  -------------   -------------

INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
   Net investment income                          $   2,923,649   $   5,583,442
   Net realized gain on investments                     326,548       4,597,286
   Change in unrealized appreciation                (17,357,372)     (6,078,827)
                                                  -------------   -------------

       Net increase (decrease) in net assets
           resulting from operations                (14,107,175)      4,101,901

Distributions to shareholders from:
   Net realized gain on investment securities          (326,548)     (2,382,195)
   Net investment income                             (2,781,419)     (4,129,736)
                                                  -------------   -------------

TOTAL DECREASE IN NET ASSETS                        (17,215,142)     (2,410,030)

NET ASSETS AT BEGINNING OF PERIOD                   142,811,288     145,221,318
                                                  -------------   -------------

NET ASSETS AT END OF PERIOD (Including
   undistributed net investment income:
   10/31/02 - $6,138,828; 3/31/02 - $5,996,598)   $ 125,596,146   $ 142,811,288
                                                  =============   =============


See accompanying notes to financial statements.

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Seven Months Ended October 31, 2002
================================================================================


1.    SIGNIFICANT ACCOUNTING POLICIES

      BMC Fund, Inc. (the "Company") is a closed-end, diversified investment company registered under the Investment Company Act of 1940, as amended. Prior to becoming a regulated investment company on April 1, 1981, BMC Fund, Inc. operated as a regular corporation. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

      A. Investment Valuations - The investment securities are stated at market value as determined by closing prices on national securities exchanges. Investment securities include corporate bonds, government agency bonds, mutual funds, common stocks, and investments in limited partnerships.

            The carrying value of the investments in wholly owned subsidiaries is based on an independent appraisal of the fair market value of the subsidiaries. Equity in earnings of the wholly owned subsidiaries in the statement of operations represents the current year earnings of the subsidiaries accounted for using the equity method.

            The carrying value of the investment in real estate is based on an independent appraisal of the fair market value of the real estate.

      B. Investment Transactions - Investment transactions are accounted for on the date the order to buy or sell is executed. Realized gains and losses on investments are determined on the basis of specific identification of issues sold or matured.

      C. Income Taxes - No federal tax provision is required as it is the Company's policy to comply with the provisions of Subchapter M of the Internal Revenue Code of 1954, as amended, including the distribution to its shareholders of substantially all of its income and any capital gains not offset by capital losses. Also, no state income tax provision has been provided because the states in which the Company has income recognize the tax exempt status of a regulated investment company.

      D. Dividend Policy - It is the Company's policy to pay dividends during the year in sufficient amounts to meet the requirements to maintain its status as a regulated investment company.

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Seven Months Ended October 31, 2002
================================================================================


1.    SIGNIFICANT ACCOUNTING POLICIES (Continued)

      E. Temporary Cash and Short-Term Investments - For purposes of financial reporting, the Company considers all investments at financial institutions with original maturities of three months or less (repurchase agreements at October 31, 2002) to be equivalent to cash. Short-term money market investments managed by third party investors are included in investment securities.

      F. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.    LINE OF CREDIT

      On August 24, 1999, the Company entered into an agreement with a bank for a line of credit in the amount of $10,000,000 to provide the Company more flexibility in its payment of dividends and management of its investments. The interest rate on any borrowings will be at the LIBOR market index rate plus 125 basis points. No commitment fee is charged on any unused balance. As of October 31, 2002, the Company had borrowings of $10,000,000 from this line of credit.

3.    ADVISORY BOARD AND REMUNERATION OF DIRECTORS

      The Company does not have an advisory board. The independent directors are paid an annual fee of $3,000 plus $1,000 for each meeting attended. Each such independent director is paid an additional $1,000 for each day attending a committee meeting other than on the date of a board meeting. In addition, all directors are reimbursed for their reasonable expenses incurred in attending meetings.

4.    CHANGE OF FISCAL YEAR

      The Company changed its fiscal year from March 31 to October 31, beginning with the seven month period ended October 31, 2002. The change was made to facilitate the calculation of capital gain that must be paid by December 31 for the twelve month period ending October 31.

BMC FUND, INC.
FINANCIAL HIGHLIGHTS
Seven Month Period Ended October 31, 2002 and Each of the Ten Years in the Period Ended March 31, 2002
================================================================================


The following table presents financial information divided into three parts: per share operating performance, total investment return and ratios and supplemental data for the seven month period ended October 31, 2002 and each of the ten years in the period ended March 31, 2002. The first part, per share operating performance, details the changes on a per share basis of the Company's beginning net asset value to its ending net asset value. The second part, total investment return, is based on the market price of the Company's shares of stock. Part three, ratios and supplemental data, provides additional financial information related to the Company's performance.

                                           Seven Months
                                              Ended
PER SHARE OPERATING                         October 31,
   PERFORMANCE                                 2002            2002          2001          2000         1999          1998
                                           ------------     ---------     ---------     ---------    ---------     ---------

Net asset value, beginning of period         $   28.95      $   29.44     $   31.84     $   29.01    $   30.55     $   29.33
                                             ---------      ---------     ---------     ---------    ---------     ---------
   Net investment income                          0.59           1.13          1.31          2.11         1.04          1.26
   Net gains (losses) on investments             (3.45)         (0.30)        (2.13)         2.11        (0.16)         1.95
                                             ---------      ---------     ---------     ---------    ---------     ---------
Total from investment operations                 (2.86)          0.83         (0.82)         4.22         0.88          3.21
                                             ---------      ---------     ---------     ---------    ---------     ---------
Less distributions:
   Dividends from net investment income           0.56           0.84          1.58          1.10         1.49          1.14
   Distributions from capital gains               0.07           0.48          0.00          0.29         0.93          0.85
                                             ---------      ---------     ---------     ---------    ---------     ---------
Total distributions                               0.63           1.32          1.58          1.39         2.42          1.99
                                             ---------      ---------     ---------     ---------    ---------     ---------
Net asset value, end of period               $   25.46      $   28.95     $   29.44     $   31.84    $   29.01     $   30.55
                                             =========      =========     =========     =========    =========     =========

Per share market value, end of period(1)     $   26.00      $   26.00     $   26.00     $   26.00    $   26.00     $   26.00
                                             =========      =========     =========     =========    =========     =========

TOTAL INVESTMENT RETURN(2)                      (18.85)%         3.20%        (3.15)%       16.23%        3.38%        12.33%
                                             =========      =========     =========     =========    =========     =========

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)     $ 125,596      $ 142,811     $ 145,221     $ 157,057    $ 143,092     $ 150,705
Ratio of expenses to average net assets(3)        0.71%*         0.62%         0.49%         0.40%        0.32%         0.27%
Ratio of net investment income to
   average net assets(3)                          3.78%*         3.91%         4.23%         6.99%        3.50%         4.18%
Portfolio turnover rate                          31.95%         67.18%        33.65%        94.21%       80.17%        26.98%






PER SHARE OPERATING
   PERFORMANCE                                  1997         1996         1995         1994          1993
                                             ---------    ---------    ---------    ---------     ---------

Net asset value, beginning of period         $   29.40    $   28.23    $   28.02    $   28.59     $   27.77
                                             ---------    ---------    ---------    ---------     ---------
   Net investment income                          1.29         1.22         1.28         1.30          1.42
   Net gains (losses) on investments              0.54         1.69         0.46        (0.46)         1.14
                                             ---------    ---------    ---------    ---------     ---------
Total from investment operations                  1.83         2.91         1.74         0.84          2.56
                                             ---------    ---------    ---------    ---------     ---------
Less distributions:
   Dividends from net investment income           1.16         1.05         1.20         1.21          1.45
   Distributions from capital gains               0.74         0.69         0.33         0.20          0.29
                                             ---------    ---------    ---------    ---------     ---------
Total distributions                               1.90         1.74         1.53         1.41          1.74
                                             ---------    ---------    ---------    ---------     ---------
Net asset value, end of period               $   29.33    $   29.40    $   28.23    $   28.02     $   28.59
                                             =========    =========    =========    =========     =========

Per share market value, end of period(1)           N/A    $   26.00    $   26.00          N/A           N/A
                                             =========    =========    =========    =========     =========

TOTAL INVESTMENT RETURN(2)                        7.05%       11.17%        6.68%        3.25%         9.83%
                                             =========    =========    =========    =========     =========

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)     $ 144,702    $ 145,036    $ 139,248    $ 138,230     $ 141,023
Ratio of expenses to average net assets(3)        0.27%        0.29%        0.30%        0.30%         0.27%
Ratio of net investment income to
   average net assets(3)                          4.39%        4.21%        4.55%        4.60%         5.02%
Portfolio turnover rate                          31.23%       21.75%       32.29%       22.48%        30.12%


(1) Unaudited - Based on stock trades, which are very limited, during that year.

(2) Unaudited - Computed as follows: income from operations divided by market value per share times number of shares outstanding.

(3)   Average is computed on a quarterly basis.

*     Annualized

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS
October 31, 2002
--------------------------------------------------------------------------------


                                           Coupon                                               Percent
                                          Interest   Maturity      Maturity        Market       of Net
Debt Issuer                                 Rate       Date         Value          Value        Assets

CORPORATE BONDS AND
  GOVERNMENT AGENCIES:
OCCIDENTAL PETE CORP DEL                   6.750%     11/15/02  $    462,000   $    462,343
INGERSOLL-RAND CO                          5.750%     02/14/03       100,000        100,958
CIT GROUP INC                              7.375%     03/15/03       140,000        141,693
BOEING CO                                  6.350%     06/15/03       200,000        203,909
CARNIVAL CORP                              6.150%     10/01/03       158,000        162,079
LEHMAN BROS HLDGS INC                      7.250%     10/15/03     1,000,000      1,047,951
GENERAL MTRS ACCEP CORP                    5.750%     11/10/03       200,000        201,371
CCB FINL CORP                              6.750%     12/01/03       605,000        633,696
EASTMAN CHEM CO                            6.375%     01/15/04     1,000,000      1,041,988
OAKWOOD HOMES CORP                         7.875%     03/01/04     1,000,000        200,000
HERTZ CORP                                 7.000%     07/01/04     1,000,000        975,086
HILTON HOTELS CORP                         7.000%     07/15/04       430,000        433,763
TEXTRON INC                                6.375%     07/15/04       200,000        207,765
ALBERTSONS INC                             6.550%     08/01/04       150,000        159,421
CATERPILLAR FINL SVCS CORP                 6.875%     08/01/04       200,000        215,129
DUKE CAP CORP                              7.250%     10/01/04       400,000        397,019
DU PONT E I DE NEMOURS & C                 6.750%     10/15/04       200,000        217,872
ELECTRONIC DATA SYS CORP                   6.850%     10/15/04       200,000        198,248
TARGET CORP                                7.500%     02/15/05       200,000        221,830
UNITED DOMINION RLTY TR MT                 7.730%     04/05/05     1,000,000      1,093,233
RITE AID CORP                              7.625%     04/15/05     1,000,000        710,000
NATIONAL CITY CORP                         7.200%     05/15/05       200,000        219,835
RYDER SYS INC                              6.500%     05/15/05       725,000        748,562
CBS CORP                                   7.150%     05/20/05       300,000        328,141
PHILLIPS PETE CO                           8.500%     05/25/05        50,000         56,915
COX COMMUNICATIONS INC NEW                 6.875%     06/15/05       300,000        307,146
ENRON CORP                                 6.750%     07/01/05       300,000          3,000
WORLDCOM INC GA                            6.400%     08/15/05       200,000         34,500
SPRINT CAP CORP                            7.125%     01/30/06        80,000         68,672
FORD MOTOR CR CO                           6.875%     02/01/06        95,000         87,585
PAINE WEBBER GROUP INC                     6.750%     02/01/06       800,000        882,737
PHILIP MORRIS COS INC                      6.375%     02/01/06     1,000,000      1,066,666
PROGRESS ENERGY INC                        6.750%     03/01/06       100,000        102,722
FEDERAL RLTY INVT TR MTN                   6.990%     03/10/06       500,000        545,887
CONTINENTAL CABLEVISION IN                 8.300%     05/15/06       300,000        294,609
KEYCORP NEW                                7.500%     06/15/06       500,000        559,956
AVALON BAY CMNTYS INC                      6.800%     07/15/06       500,000        547,392
TIME WARNER INC                            8.110%     08/15/06       150,000        154,504
BANK OF AMERICA CORPORATION                7.125%     09/15/06       200,000        226,520
FIRST NATL BK BOSTON MASS                  7.375%     09/15/06       500,000        556,524
SEAGRAM LTD                                8.350%     11/15/06       590,000        441,584
UNITED DOMINION REALTY TR                  7.250%     01/15/07       500,000        546,329
NORFOLK SOUTHERN CORP                      7.350%     05/15/07       150,000        171,082
TELUS CORP                                 7.500%     06/01/07        60,000         49,500
OWENS CORNING                              7.700%     05/01/08       660,000        165,000
                                                                ------------   ------------
TOTAL INVESTMENTS IN
  CORPORATE BONDS AND GOVERNMENT AGENCIES                       $ 18,605,000   $ 17,190,722      13.69%
                                                                ============   ------------      -----


BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
October 31, 2002
--------------------------------------------------------------------------------


                                                                                     Percent
                                       Shares                           Market       of Net
Company Name                            Held             Cost           Value        Assets

MUTUAL FUNDS:
BOND MUTUAL FUNDS:
ABERDEEN ASIA-PACIFIC INCO            140,000.00    $    639,718    $    595,000
DODGE & COX INCOME FD COM              25,187.36         311,049         316,857
DREYFUS INVT GRADE BD INTE             39,799.07         515,000         494,305
FEDERATED ADJ RATE SEC INS             20,857.99         200,862         200,862
FEDERATED HIGH YIELD SH BE            297,246.18       1,687,888       1,521,900
FREMONT MUT FDS INC INCOME             25,504.16         267,599         267,794
HARBOR FD BD FD                        26,733.69         313,949         320,270
ING PRIME RATE TR SH BEN I            134,600.00         913,390         756,452
LIBERTY STEIN ROE INCM INT             31,642.45         282,343         270,859
LOOMIS SAYLES FDS BD FD                43,898.45         501,180         459,617
METROPOLITAN WEST FDS TOTA             64,661.02         671,474         585,182
NEUBERGER & BERMAN INC LTD             62,734.02         610,487         604,756
NORTHEAST INVS TR SH BEN I             71,736.01         500,000         502,869
PIMCO FUNDS PAC INVT HIGH YIELD        63,131.31         500,000         505,682
PIMCO FDS PAC INVT MGM REA             15,121.61         157,533         167,094
PIMCO FDS PAC INVT MGM REA             52,071.86         545,426         575,394
STRONG INCOME FDS INC HIGH             35,004.79         282,887         221,580
TEMPLETON GLOBAL INCM COM              77,000.00         555,984         543,620
UAM FDS TR FPA INSTL CL                 5,837.71         100,000          98,482
VAN KAMPEN SR INCM TR COM             130,000.00         935,796         841,100
VANGUARD BD INDEX FD COM                   91.65             931             939
VANGUARD BD INDEX FD INT T             24,475.79         251,869         257,485
VANGUARD BD INDEX FD S-T B             61,362.23         612,013         628,349
VANGUARD BD INDEX FD TTL B             25,422.77         257,124         260,583
VANGUARD FXD INC SECS HI Y                 13.45              78              76
VANGUARD FXD INC SECS HIYL            440,333.74       2,661,962       2,487,886
VANGUARD FXD INC SECS INFL            102,645.67       1,153,211       1,195,822
VANGUARD FXD INC SECS INT              27,694.30         267,596         275,281
VANGUARD FXD INC SECS INTE                  1.67              19              20
VANGUARD FXD INC SECS INV                   0.79               7               7
VANGUARD FXD INC SECS ST C             57,626.31         620,010         616,602
                                                    -------------   ------------
   TOTAL BOND MUTUAL FUNDS                          $ 16,317,385    $ 15,572,725
                                                    -------------   ------------

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
October 31, 2002
--------------------------------------------------------------------------------


                                                                                       Percent
                                          Shares                         Market        of Net
Company Name                               Held           Cost           Value         Assets

MUTUAL FUNDS:
STOCK MUTUAL FUNDS:
ABERDEEN AUSTRALIA EQT COM               88,100.00    $   544,455     $   504,813
ARIEL GROWTH FD CALV ARIEL                3,619.22        145,000         119,471
CORNERSTONE GROUP FDS SMAL               37,492.99        404,885         386,178
DODGE & COX STK FD COM                    1,541.51        161,604         131,244
DODGE&COX BALANCED FD COM                 3,006.62        198,041         179,074
EUROPEAN WT FD INC COM                   10,000.00         39,200          19,400
GERMANY FD INC COM                       12,000.00         89,229          56,520
GMO TR FOREIGN II                        62,741.31        650,000         575,965
GMO TR INTL INT VL II                    18,617.02        350,000         314,255
GMO TR REIT FD CL III                    44,483.99        500,000         456,406
GMO TR SML CP VAL III                    18,916.50        250,773         222,836
GMO TR VALUE III                         32,999.21        251,181         228,685
HARRIS ASSOC INVT TR OAKMA                2,705.63        100,000          80,087
ISHARES TR DJ CON NON CYCL                3,000.00        144,210         125,190
ISHARES TR DJ US HEALTHCR                 1,000.00         62,920          49,090
ISHARES TR MSCI EAFE IDX                  4,200.00        520,186         415,170
ISHARES TR RUSL 2000 VALU                 2,500.00        270,675         272,650
ISHARES TR S&P MIDCAP 400                   450.00         49,225          38,241
ISHARES TR S&P MIDCP GROW                 1,000.00        115,990          91,190
ISHARES TR S&P SMLCP VALU                 1,000.00         97,620          71,090
MERGER FD SH BEN INT                      6,821.28        100,000          92,497
MERIDIAN FD INC VALUE FD                  3,505.03        115,000          94,741
MEXICO FD INC COM                        15,000.00        295,050         218,700
NASDAQ 100 TR UNIT SER 1                 37,700.00      1,242,750         925,535
NEW IRELAND FUND INC                     15,000.00        159,440         130,050
PBHG FDS INC MID CAP VAL                  8,971.23        135,000         111,512
PHARMACEUTICAL HLDR TR DEP                1,500.00        150,840         112,140
PIMCO STRATEGIC GBL GV COM               20,000.00        237,165         225,000
REGIONAL BK HOLDRS TR DEPO                1,400.00        163,553         145,810
ROWE T PRICE CAP APPRE SH                10,155.72        150,000         144,821
ROYCE FD LOW PRICED                       4,796.16         60,000          43,741
ROYCE FD TOTAL RETURN                     9,918.96         90,346          80,542
ROYCE VALUE TR INC COM                   16,136.00        261,611         222,031
SECTOR SPDR TR SBI INT-ENE               10,000.00        288,600         215,500
SECTOR SPDR TR SBI INT-UTI                4,000.00        112,080          72,960
SPAIN FD COM                             15,200.00        134,604         103,816
SPDR TR UNIT SER 1                       10,000.00      1,097,530         885,200
SWISS HELVETIA FD INC COM                23,000.00        262,348         232,300
TEMPLETON DRAGON FD COM                  12,000.00         99,844          98,880
TRI CONTL CORP COM                        5,000.00         97,000          71,750

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
October 31, 2002
--------------------------------------------------------------------------------


                                                                                       Percent
                                          Shares                         Market        of Net
Company Name                               Held           Cost           Value         Assets

TWEEDY BROWNE FD INC GLOBA                7,598.19    $   150,000     $   120,507
VANGUARD HORIZON FD CAP OP                4,469.01        100,000          73,917
VANGUARD HORIZON FD STRATE                6,868.17        105,821          89,355
VANGUARD SPECIALIZED PRECI               10,112.24        100,703         100,718
VANGUARD WHITEHALL FDS SEL                9,641.87        140,000         108,664
VANGUARD WORLD FD INTL GR                 5,908.77        250,000         229,792
WASATCH ADVISORS FDS CORE                 4,690.50        160,777         118,810
WASATCH ADVISORS FDS MICRO               18,490.52        105,000          92,822
WEXFORD TR MUHLENKAMP FD                  2,836.58        165,000         119,222
                                                      -----------     -----------
   TOTAL STOCK MUTUAL FUNDS                            11,475,256       9,618,888
                                                      -----------     -----------

TOTAL INVESTMENTS IN MUTUAL FUNDS                     $27,792,641     $25,191,613       20.06%
                                                      ===========     -----------       -----

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
October 31, 2002
================================================================================


                                                                 Market      Percent of
Company Name                                      Cost           Value       Net Assets

OTHER INVESTMENTS:

LIMITED PARTNERSHIPS:
BAY HARBOUR 90-1, LP                           $ 1,250,000    $ 1,007,037
JMG CAPITAL PARTNERS LP                          1,000,000      1,770,042
MARINER PARTNERS, LP                               750,000      1,110,051
STARK INVESTMENTS LP                             1,000,000      1,669,831
ULQ HEDGE FUND LTD PARTNERSHIP                   1,025,002      1,647,004
WALNUT INVESTMENT PARTNERS LP                      161,525        100,000
ZURICH I NSTITUTIONAL BENCHMARKS SERIES LLC:
   -CONVERTIBLE HEDGE SERIES                     1,620,000      1,705,448
   -DISTRESSED SECURITIES SERIES                 1,400,000      1,371,239
   -EVENT DRIVEN MULTI-STRATEGY SERIES           2,140,000      1,929,743
   -HEDGED EQUITY SERIES                         1,240,000      1,038,014
   -MERGER ARBITRAGE SERIES                      1,600,000      1,558,259
                                               -----------    -----------
                                                13,186,527     14,906,668      11.86%
                                               -----------    -----------      ------

OTHER INVESTMENTS:
 "SERVES "CERTIFICATES-BANK OF AMERICA             500,000        500,000       0.40%
                                               -----------    -----------      ------

VENTURE CAPITAL:
LEARNINGSTATION.COM                                500,000        400,000
PIEDMONT VENTURE PARTNERS                           97,333         75,000
PIEDMONT VENTURE PARTNERS II LP                    239,864        150,000
                                               -----------    -----------
                                                   837,197        625,000       0.50%
                                               -----------    -----------      ------

TOTAL OTHER INVESTMENTS                        $14,523,724    $16,031,668      12.76%
                                               ===========    -----------      ------

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
October 31, 2002
================================================================================


                                                                                                         Percent
Sectors and                  Shares                                                        Market        of Net
Industries                    Held          Company Name                     Cost          Value         Assets

COMMON STOCKS:
CONSUMER DISCRETIONARY
Apparel & Accessories         1,000   WET SEAL INC CL A                  $    10,900    $    11,640
                                                                         -----------    -----------

Automobile                    5,000   GENERAL MTRS CORP CL H NEW              77,750         49,250
Manufacturers                 5,000   HONDA MOTOR LTD AMERN SHS              109,100         90,400
                                                                         -----------    -----------
                                                                             186,850        139,650
                                                                         -----------    -----------

Auto Parts & Equipment       35,300   DELPHI AUTO SYS CORP COM               303,516        245,688
                                                                         -----------    -----------

Broadcasting & Cable TV         750   CLEAR CHANNEL COMMUN COM                42,584         27,788
                             10,000   FOX ENTMT GROUP INC CL A               260,543        244,100
                                                                         -----------    -----------
                                                                             303,127        271,888
                                                                         -----------    -----------

Computer
& Electronics Retail          6,725   BEST BUY INC COM                       157,231        138,602
                                                                         -----------    -----------

Department Stores             8,100   SEARS ROEBUCK & CO COM                 287,314        212,706
                              1,325   WAL MART STORES INC COM                 69,778         70,954
                                                                         -----------    -----------
                                                                             357,092        283,660
                                                                         -----------    -----------

General Merchandise
Stores                        2,500   COSTCO COMPANIES INC COM                20,238         84,325
                                                                         -----------    -----------

Homebuilding                  2,000   M D C HLDGS INC COM                     96,640         75,080
                                                                         -----------    -----------

Home Furnishings            126,300   BOMBAY CO INC COM                      333,919        378,900
                                                                         -----------    -----------

Home Improvement Retail       1,500   HOME DEPOT INC COM                      45,330         43,320
                              2,700   LOWES COS INC COM                      123,023        112,671
                                                                         -----------    -----------
                                                                             168,353        155,991
                                                                         -----------    -----------
Hotels, Resorts
& Cruise Lines                8,400   CARNIVAL CORP COM                      171,780        219,408
                                                                         -----------    -----------

Leisure Products              3,000   BALLY TOT FITNESS HLDG COM              62,020         20,400
                             74,600   HEAD N V NY REGISTRY SH                245,204        152,930
                                                                         -----------    -----------
                                                                             307,224        173,330
                                                                         -----------    -----------


Restaurants                  27,300   MCDONALDS CORP COM                     711,885        494,403
                                                                         -----------    -----------

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
October 31, 2002
================================================================================


                                                                                                         Percent
Sectors and                  Shares                                                        Market        of Net
Industries                    Held          Company Name                     Cost          Value         Assets

Specialty Stores              5,000   WEIGHT WATCHERS INTL COM           $   148,100    $   236,750
                                                                         -----------    -----------

Textiles                      5,000   WELLMAN INC COM                         67,093         50,500
                                                                         -----------    -----------

   TOTAL CONSUMER DISCRETIONARY                                            3,343,948      2,959,815       2.35%
                                                                         -----------    -----------       ----

CONSUMER STAPLES
Brewers                       2,500   CONSTELLATION BRANDS CL A               76,075         63,325
                                                                         -----------    -----------

Drug: Retail                 12,000   CVS CORP COM                           324,480        332,760
                                                                         -----------    -----------

Food: Retail                 13,400   ALBERTSONS INC COM                     403,349        298,954
                             22,088   KONINKLIJKE AHOLD N V SPON             481,409        277,646
                             13,000   KROGER CO COM                          110,055        192,400
                                                                         -----------    -----------
                                                                             994,813        769,000
                                                                         -----------    -----------

Food Distributors            12,300   NESTLE S A SPONSORED ADR               201,834        659,292
                                                                         -----------    -----------

Packaged Foods                9,900   HEINZ H J CO COM                       366,849        318,384
                              3,000   HORMEL FOODS CORP COM                   65,070         72,600
                                                                         -----------    -----------
                                                                             431,919        390,984
                                                                                        -----------

Personal Products             7,000   COLGATE PALMOLIVE CO COM                86,676        383,810
                              7,000   JOHNSON & JOHNSON COM                  313,140        411,250
                                                                         -----------    -----------
                                                                             399,816        795,060
                                                                         -----------    -----------

Soft Drinks                   8,000   PEPSICO INC COM                        301,982        352,800
                                                                         -----------    -----------

   TOTAL CONSUMER STAPLES                                                  2,730,919       3,363,221      2.68%
                                                                         -----------    -----------       ----

ENERGY
Integrated Oil & Gas          3,500   BAKER HUGHES INC COM                   115,185        101,675
                              8,500   BP PLC SPONSORED ADR                   426,324        326,825
                              8,346   CONOCOPHILLIPS COM                     479,315        404,781
                             19,004   EXXON MOBIL CORP COM                   448,294        639,425
                              4,000   IMPERIAL OIL LTD COM NEW                97,256        108,200
                              3,000   KERR MCGEE CORP COM                    135,809        130,500
                             17,000   PETROCHINA CO LTD SPONSORE             341,060        319,260
                             12,400   ROYAL DUTCH PETE CO NY REG             680,928        530,472
                             10,200   SHELL TRANS&TRAD PLC NEW Y             431,380        388,620
                              5,500   TOTAL FINA S A SPONSORED A             406,260        374,110
                                                                         -----------    -----------
                                                                           3,561,811      3,323,868
                                                                         -----------    -----------

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
October 31, 2002
================================================================================


                                                                                                         Percent
Sectors and                  Shares                                                        Market        of Net
Industries                    Held          Company Name                     Cost          Value         Assets

Oil & Gas Exploration         1,000   AMERADA HESS CORP COM              $    72,020    $    51,300

                             38,000   ENERPLUS RES FD UNIT TR G              625,109        687,800
                                                                         -----------    -----------
                                                                             697,129        739,100
                                                                         -----------    -----------

Oil & Gas Drilling            3,000   GLOBALSANTAFE CORP SHS                 104,114         71,700
                                                                         -----------    -----------

Oil & Gas Refining            5,000   ASHLAND INC COM                        139,000        131,250
& Marketing                   1,000   CHEVRONTEXACO CORP COM                  76,220         67,630
                             15,500   HOLLY CORP COM PAR $0.01               295,850        273,885
                              3,000   VALERO ENERGY CORP NEW COM             107,610        105,630
                                                                         -----------    -----------
                                                                             618,680        578,395
                                                                         -----------    -----------

Pipeline                      8,200   BUCKEYE PARTNERS L P UNIT              265,823        298,972
                              4,450   CHESAPEAKE UTILS CORP COM               72,150         82,281
                             14,000   EL PASO ENERGY PART LP COM             470,956        418,600
                              7,000   EQUITABLE RES INC COM                  213,511        249,200
                              3,000   KANEB PIPE LINE PARTNR SR              114,360        102,600
                             11,000   KINDER MORGAN ENERGY UT LT             375,456        359,150
                             17,000   ONEOK INC NEW COM                      301,459        321,980
                             15,500   TEPPCO PARTNERS L P UT LTD             441,352        456,940
                                                                         -----------    -----------
                                                                           2,255,067      2,289,723
                                                                         -----------    -----------

   TOTAL ENERGY                                                            7,236,801       7,002,786      5.57%
                                                                         -----------    -----------       ----

FINANCIALS
Banks                        19,069   ABN AMRO HOLDINGS ADR                  287,970        277,454
                             12,900   AMSOUTH BANCORPORATION COM             235,099        252,840
                             18,900   BANCO SANTANDER CENTRAL HI             174,310        112,077
                              3,900   BARCLAYS PLC ADR                       124,642        109,512
                              7,100   BB&T CORP COM                          233,022        257,375
                              1,550   COMERICA INC COM                        94,626         67,673
                              3,750   FIRST BANCORP P R COM                   84,551         93,863
                              1,000   GOLDEN WEST FINL DEL COM                60,520         69,060
                              3,000   INDYMAC BANCORP INC COM                 76,216         55,920
                              1,900   NATIONAL AUSTRALIA BK SPON             173,310        179,778
                              4,300   SAN PAOLO-IMI S P A SPONSO             109,605         52,374
                             13,700   US BANCORP DEL COM NEW                 232,933        288,933
                              5,000   WACHOVIA CORP 2ND NEW COM              155,150        173,950
                             17,300   WASHINGTON MUT INC COM                 569,898        618,648
                              3,000   WELLS FARGO & CO DEL COM                85,258        151,410
                              2,000   WESTPAC BKG CORP SPONSORED              72,460         78,340
                                                                         -----------    -----------
                                                                           2,769,570      2,839,207
                                                                         -----------    -----------

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
October 31, 2002
================================================================================


                                                                                                         Percent
Sectors and                  Shares                                                        Market        of Net
Industries                    Held          Company Name                     Cost          Value         Assets

Consumer Finance             16,000   ANNALY MTG MGMT INC COM            $   301,220    $   280,480
                             20,000   ANWORTH MORTGAGE ASSET COM             233,900        247,800
                              1,000   CAPITAL ONE FINL CORP COM               34,000         30,470
                                                                         -----------    -----------
                                                                             569,120        558,750
                                                                         -----------    -----------

Diversified Financial        16,300   ALLIANCE CAP MGMT HLDGS                538,956        474,493
Services                      9,000   ALLIED CAP CORP COM                    209,080        189,450
                              8,133   CITIGROUP INC COM                      295,171        300,515
                              1,000   COUNTRYWIDE CR IND DEL COM              40,910         50,310
                              1,000   FACTSET RESH SYS INC COM                24,780         27,350
                              3,000   FIRST AMERN CORP CALIF COM              63,930         61,350
                              2,100   HSBC HLDGS PLC SPON ADR NE             123,780        116,970
                             15,700   ING GROEP N V SPONSORED AD             443,504        260,149
                             20,000   INSTINET GROUP INC COM                  98,668         61,780
                              2,000   NATIONAL COMMERCE FINANCIA              45,320         48,960
                              2,200   UBS AG NAMEN AKT                       109,760        103,972
                                                                         -----------    -----------
                                                                           1,993,859      1,695,299
                                                                         -----------    -----------

Insurance                    16,042   AEGON N V ORD AMER REG                 381,525        214,963
                             14,300   AXA SPONSORED ADR                      273,434        209,638
                              8,300   FIDELITY NATL FINL INC COM             247,617        250,660
                                351   TRAVELERS PPTY CAS CP CL A               6,236          4,686
                                721   TRAVELERS PPTY CAS CP CL B              13,825          9,704
                              2,000   TRIAD GTY INC COM                       77,140         73,320
                                                                         -----------    -----------
                                                                             999,777        762,971
                                                                         -----------    -----------

Insurance Brokers             4,000   AFLAC INC COM                          110,080        121,760
                                                                         -----------    -----------

Multi Line Insurance          1,800   AMERICAN INTL GROUP COM                140,148        112,590
                              7,500   CIGNA CORP COM                         462,128        271,050
                                                                         -----------    -----------
                                                                             602,276        383,640
                                                                         -----------    -----------

REITs                         1,000   AVALONBAY CMNTYS INC COM                50,490         37,700
                              4,000   BOSTON PROPERTIES INC COM              147,670        142,800
                              6,700   BRE PROPERTIES INC CL A                157,948        192,290
                                 71   CORRECTIONS CP AM NEW COM                 --            1,142
                             10,000   DUKE WEEKS REALTY CORP COM             237,400        243,000
                              5,500   EQUITY RESIDENT PPTYS SH B             145,795        130,460
                              3,000   FBR ASSET INVT CORP COM                 99,000         90,000
                              4,000   HEALTH CARE REIT INC COM                98,560        112,320
                              4,600   HOSPITALITY PPTYS TR COM S              99,587        150,512
                             25,000   HRPT PROPERTIES TRUST                  212,510        196,750
                              7,300   KILROY RLTY CORP COM                   152,564        157,096

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
October 31, 2002
================================================================================


                                                                                                         Percent
Sectors and                  Shares                                                        Market        of Net
Industries                    Held          Company Name                     Cost          Value         Assets

                              5,100   KIMCO REALTY CORP COM              $   124,448    $   154,530
                              4,000   PUBLIC STORAGE INC COM                 145,584        117,680
                              4,800   SIMON PPTY GROUP NEW COM               130,092        163,920
                              6,000   SOVRAN SELF STORAGE COM                137,595        174,300
                              5,000   W P CAREY & CO LLC COM                 114,600        120,000
                                                                         -----------    -----------
                                                                           2,053,843      2,184,500
                                                                         -----------    -----------

   TOTAL FINANCIALS                                                        9,098,525       8,546,127      6.80%
                                                                         -----------    -----------       ----

HEALTH CARE
Biotechnology                 6,000   ALBANY MOLECULAR RESH COM              156,831         92,640
                             15,000   AMGEN INC COM                          206,456        696,900
                              8,000   HUMAN GENOME SCIENCES COM              176,800         78,160
                              5,500   SERONO S A SPONSORED ADR               124,705         77,275
                                                                         -----------    -----------
                                                                             664,792        944,975
                                                                         -----------    -----------

Health Care Distributors      4,000   AMERIPATH INC COM                      110,240         59,920
& Services                    5,892   CARDINAL HEALTH INC COM                240,347        407,785
                              3,000   FIRST HEALTH GROUP CP COM               87,990         77,940
                              4,400   LABORATORY AMER HLDGS COM              176,210        106,040
                              5,500   LINCARE HLDGS INC COM                  181,580        187,385
                              1,000   QUEST DIAGNOSTICS INC COM               59,320         63,530
                              3,000   RENAL CARE GROUP INC COM                98,880         94,950
                                                                         -----------    -----------
                                                                             954,567        997,550
                                                                         -----------    -----------

Health Care Facilities        7,000   MANOR CARE INC NEW COM                 162,890        138,390
                                                                         -----------    -----------

Health Care Equipment         3,000   BAXTER INTL INC COM                    170,850         75,060
                              4,000   BOSTON SCIENTIFIC CORP COM              95,852        150,520
                              1,000   MEDTRONIC INC COM                       45,990         44,800
                              7,000   MERIDIAN MED TECH INC COM              230,628        308,840
                                                                         -----------    -----------
                                                                             543,320        579,220
                                                                         -----------    -----------

Health Care Supplies          2,000   MENTOR CORP MINN COM                    65,560         75,800
                                                                         -----------    -----------

Managed Health Care           6,187   TENET HEALTHCARE CORP COM              251,922        177,876
                                                                         -----------    -----------

Pharmaceuticals              11,700   BRISTOL MYERS SQUIBB COM               322,971        287,937
                              2,800   GLAXOSMITHKLINE PLC SPONSO             149,654        105,532
                              1,700   ICN PHARMACEUTICAL NEW COM              48,178         14,195
                              2,200   KING PHARMACEUTICALS COM                64,857         33,770
                                350   LILLY ELI & CO COM                      32,549         19,425
                              8,800   MERCK & CO INC COM                     580,934        477,312

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
October 31, 2002
================================================================================


                                                                                                         Percent
Sectors and                  Shares                                                        Market        of Net
Industries                    Held          Company Name                     Cost          Value         Assets

                              3,600   NOVARTIS A G SPONSORED ADR         $   132,186    $   136,584
                              8,400   NOVO-NORDISK A S ADR                   311,328        231,924
                             15,000   PFIZER INC COM                         217,065        476,550
                              2,000   PHARMACEUTICAL RES COM                  54,480         47,140
                                  1   PHARMACIA CORP COM                        --               32
                              2,000   PRIORITY HEALTHCARE CL B                49,393         48,580
                             13,700   SCHERING PLOUGH CORP COM               480,711        292,495
                              4,000   WATSON PHARMACEUTICALS COM              85,255        109,960
                                                                         -----------    -----------
                                                                           2,529,561      2,281,436
                                                                         -----------    -----------

   TOTAL HEALTH CARE                                                       5,172,612       5,195,247      4.14%
                                                                         -----------    -----------       ----

INDUSTRIALS
Aerospace & Defense           2,000   AAR CORP COM                             9,040          7,820
                              8,200   BOEING CO COM                          324,836        243,950
                              4,400   RAYTHEON CO COM NEW                    146,124        129,800
                              5,000   ROCKWELL INTL CORP NEW COM             103,350         82,750
                              5,875   UNITED TECHNOLOGIES CP COM             393,953        362,311
                                                                         -----------    -----------
                                                                             977,303        826,631
                                                                         -----------    -----------

Building Products             4,000   CEMEX S A SPON ADR 5 ORD               118,090         81,080
                                                                         -----------    -----------

Construction & Farm
Machinery                     6,650   CATERPILLAR INC DEL COM                308,721        271,653
                                                                         -----------    -----------

Electrical Components         8,800   EMERSON ELEC CO COM                    464,536        423,984
& Equipment                  32,300   GENERAL ELEC CO COM                    658,528        815,575
                                                                         -----------    -----------
                                                                           1,123,064      1,239,559
                                                                         -----------    -----------

Employment Services           6,800   ADECCO SA SPONSORED ADR                 93,446         66,368
                              1,500   ITT EDUCATIONAL SVCS COM                33,555         32,775
                                                                         -----------    -----------
                                                                             127,001         99,143
                                                                         -----------    -----------

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
October 31, 2002
================================================================================


                                                                                                         Percent
Sectors and                  Shares                                                        Market        of Net
Industries                    Held          Company Name                     Cost          Value         Assets

Industrial Conglomerates        700   3M COMPANY                         $    80,148    $    88,858
                             13,200   FLUOR CORP NEW COM                     405,724        312,180
                             25,000   TYCO INTL LTD NEW COM                  342,700        361,500
                                                                         -----------    -----------
                                                                             828,572        762,538
                                                                         -----------    -----------

Industrial Machinery          3,000   BARNES GROUP INC COM                    74,725         63,900
                              1,600   DANAHER CORP DEL COM                    89,752         92,560
                              1,500   FRANKLIN ELEC INC COM                   82,710         65,940
                              1,500   GRACO INC COM                           39,861         41,025
                             13,800   STANDEX INTL CORP COM                  300,028        291,870
                                                                         -----------    -----------
                                                                             587,076        555,295
                                                                         -----------    -----------

Trading Companies             5,000   FRONTLINE LTD ORD                       93,850         30,000
& Distributors                                                           -----------    -----------

   TOTAL INDUSTRIALS                                                       4,163,677       3,865,899      3.08%
                                                                         -----------    -----------       ----

INFORMATION TECHNOLOGY
Application Software            400   SIEBEL SYS INC COM                      25,541          3,008
                                                                         -----------    -----------

Computer Storage             43,000   E M C CORP MASS COM                    519,736        219,730
& Peripherals                 3,000   SANDISK CORP COM                        47,160         59,310
                                                                         -----------    -----------
                                                                             566,896        279,040
                                                                         -----------    -----------

Computer Hardware             9,700   HEWLETT PACKARD CO COM                 165,085        153,260
                              5,000   INTERNATIONAL BUS MACH COM             347,752        394,700
                             24,800   SUN MICROSYSTEMS INC COM               207,496         73,433
                                                                         -----------    -----------
                                                                             720,333        621,393
                                                                         -----------    -----------

Electronic Equipment          9,000   CREE INC COM                           119,605        155,250
& Instruments                23,200   MOTOROLA INC COM                       341,224        212,744
                             11,000   PERKINELMER INC COM                    263,839         76,560
                                                                         -----------    -----------
                                                                             724,668        444,554
                                                                         -----------    -----------

Internet Software             2,250   EXODUS COMMUNICATIONS COM               33,637           --
& Services                    1,140   VELOCITYHSI INC COM                       --                1
                             11,500   YAHOO INC COM                          141,025        171,580
                                                                         -----------    -----------
                                                                             174,662        171,581
                                                                         -----------    -----------

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
October 31, 2002
================================================================================


                                                                                                         Percent
Sectors and                  Shares                                                        Market        of Net
Industries                    Held          Company Name                     Cost          Value         Assets

IT Consulting & Services      2,500   COMPUTER SCIENCES CORP COM         $   116,995    $    80,725
                              7,000   SUNGARD DATA SYS INC COM               165,379        155,190
                                                                         -----------    -----------
                                                                             282,374        235,915
                                                                         -----------    -----------

Networking Equipment         13,000   CISCO SYS INC COM                      229,905        145,340
                                                                         -----------    -----------

Semiconductors               10,000   INTEL CORP COM                         210,125        173,000
                              2,000   INTERNATL RECTIFIER CP COM              72,000         34,540
                              9,000   TAIWAN SEMICONDUCTOR SPONS              88,740         70,380
                              1,700   TEXAS INSTRS INC COM                    70,015         26,962
                                                                         -----------    -----------
                                                                             440,880        304,882
                                                                         -----------    -----------

Telecommunications           20,000   BCE INC COM                            326,263        347,000
Equipment                   128,000   NORTEL NETWORKS CORP COM               267,632        157,440
                              7,000   SCIENTIFIC ATLANTA INC COM             152,680         85,470
                                                                         -----------    -----------
                                                                             746,575        589,910
                                                                         -----------    -----------

   TOTAL INFORMATION TECHNOLOGY                                            3,911,834      2,795,623       2.23%
                                                                         -----------    -----------       ----

MATERIALS
Aluminum                      6,000   ALCAN ALUMINIUM NEW COM                189,955        168,900
                              8,000   ALCOA INC                               64,600        176,480
                                                                         -----------    -----------
                                                                             254,555        345,380
                                                                         -----------    -----------

Diversified Chemicals         5,500   AKZO NOBEL NV ADR                      222,261        164,230
                              1,900   AVENTIS SPONSORED ADR                  141,797        112,480
                                                                         -----------    -----------
                                                                             364,058        276,710
                                                                         -----------    -----------

Diversified Metals            5,000   ALLIANCE RES PARTNR LP UT              121,950        119,000
& Mining                     13,600   BHP BILLITON LTD SPONSORED             128,316        143,888
                              6,000   STILLWATER MNG CO COM                  109,940         47,940
                                                                         -----------    -----------
                                                                             360,206        310,828
                                                                         -----------    -----------

Gold                         30,000   KINROSS GOLD CORP COM                   50,400         49,500
                              2,000   NEWMONT MINING CORP COM                 51,060         49,440
                                                                         -----------    -----------
                                                                             101,460         98,940
                                                                         -----------    -----------

   TOTAL MATERIALS                                                         1,080,279       1,031,858      0.82%
                                                                         -----------    -----------       ----

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
October 31, 2002
================================================================================


                                                                                                         Percent
Sectors and                  Shares                                                        Market        of Net
Industries                    Held          Company Name                     Cost          Value         Assets

TELECOMMUNICATION SERVICES
Integrated                    9,800   BELLSOUTH CORP COM                 $   365,650    $   256,270
Telecommunication            25,200   CABLE & WIRELESS PLC SPONS             309,980        175,140
Services                     10,000   SBC COMMUNICATIONS INC COM             328,003        256,600
                              1,500   TELECOM ITALIA SPA SPON AD             117,507        120,000
                              2,809   TELEFONICA S A SPONSORED A              98,385         79,354
                              3,000   VERIZON COMMUNICATIONS COM             135,748        113,280
                                                                         -----------    -----------

   TOTAL TELECOMMUNICATION SERVICES                                        1,355,273      1,000,644       0.80%
                                                                         -----------    -----------       ----

UTILITIES
Electric Utilities            4,700   CLECO CORP NEW COM                      68,589         65,565
                             14,000   CONSTELLATION ENERGY COM               374,181        358,120
                              7,907   DOMINION RES INC VA COM                420,355        379,536
                             18,350   DUKE ENERGY CORP COM                   517,170        375,991
                             20,000   DUKE ENERGY CORP CORP UNIT             397,650        327,000
                             11,700   ENERGY EAST CORP COM                   236,777        249,210
                              8,900   EXELON CORP COM                        437,678        448,560
                             17,500   FIRSTENERGY CORP COM                   546,782        567,875
                              2,500   FPL GROUP INC COM                      134,395        147,450
                              3,500   MDU RES GROUP INC COM                   88,685         86,345
                             10,812   PHILADELPHIA SUBN CORP COM             164,761        232,350
                              4,300   SOUTH JERSEY INDS INC COM              137,681        137,299
                             53,000   TECO ENERGY INC COM                  1,125,708        784,400
                              2,500   TXU CORP COM                           101,162         35,875
                              8,000   XCEL ENERGY INC COM                    204,960         83,200
                                                                         -----------    -----------
                                                                           4,956,534      4,278,776
                                                                         -----------    -----------

Foreign Utilities             4,000   ENEL SOCIETA PER AZION ADR             135,587         97,400
                                                                         -----------    -----------

Gas Utilities                10,000   ATMOS ENERGY CORP COM                  219,680        220,000
                                                                         -----------    -----------

Multi Utilities              12,000   AMERICAN WTR WKS INC COM               500,190        537,360
& Unregulated Power           1,000   CONSOLIDATED EDISON COM                 41,971         42,570
                             14,700   GRUPO ELEKTRA SA DE CV SPO             278,104        169,785
                              2,000   KEYSPAN CORP COM                        66,695         73,060
                              3,000   NSTAR COM                              119,910        125,850
                                                                         -----------    -----------
                                                                           1,006,870        948,625
                                                                         -----------    -----------

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
October 31, 2002
================================================================================


                                                                                                         Percent
Sectors and                  Shares                                                        Market        of Net
Industries                    Held          Company Name                     Cost          Value         Assets

Water Utilities               2,706   SOUTHWEST WTR CO COM               $    31,741    $    38,966
                                                                         -----------    -----------

   TOTAL UTILITIES                                                         6,350,412      5,583,767       4.45%
                                                                         -----------    -----------       ----

TOTAL INVESTMENTS IN COMMON STOCKS                                       $44,444,280    $41,344,987      32.92%
                                                                         ===========    -----------      -----

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
October 31, 2002
================================================================================


                                                                                  Percent
                                            Shares                     Market     of Net
 Company Name                                Held        Cost          Value      Assets

PREFERRED STOCKS:
AUSTRALIA&N ZEA BKG GP CAP                   9,500    $  250,000    $  247,665
BARCLAYS BK PLC AM DEP NT                    9,800       250,293       253,820
BELLSOUTH CAP FDG CORP QUI                  15,000       383,660       389,700
BNY CAP III PFD D7.05%SECS                  10,000       252,200       253,300
CADBURY SCHWEPPES DEL PFD                    9,700       246,894       248,320
ESPIRITO SANTO OVERSEA PRE                   9,600       248,448       244,800
FREEPORT-MCMORAN COP&G PFD                   5,000        99,140       137,500
GRAND MET DEL L P PFD GTD                    9,000       244,800       247,950
ING CAP FUNDING TR II PFD                    2,800        76,590        76,664
NATIONAL WESTMINSTER SPON                    9,600       249,792       250,848
ROYAL BK SCOTLAND GRP SP A                   9,800       249,606       253,820
                                                      ----------    ----------

 TOTAL INVESTMENTS IN PREFERRED STOCKS                $2,551,423    $2,604,387     2.07%
                                                      ==========    ----------     ----

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
October 31, 2002
================================================================================


                                                                                Market      Percent of
Industries                         Company Name                  Cost           Value       Net Assets

Short-term Investments      Evergreen Money Market Fund       $ 5,160,498    $  5,160,498      4.11%
                                                              ===========    ------------      ----


TOTAL INVESTMENTS - MARKET VALUE                                             $ 107,523,875     85.61%
                                                                             =============     =====


Aggregate gross unrealized appreciation of security values                   $  7,382,304
Aggregate gross unrealized depreciation of security values                    (13,121,343)
                                                                             ------------
Net appreciation of security values                                            (5,739,039)
Tax cost of securities                                                        113,262,914
                                                                             ------------

Total market value of securities                                             $107,523,875
                                                                             ============

BMC FUND, INC.                                                       SCHEDULE II
INVESTMENTS - OTHER THAN SECURITIES
October 31, 2002
================================================================================

                                                                      Market
                                                                     Value at
                                                                      End of
Description                                                           Period

INVESTMENT LAND:
  Residential acreage including subdivided lots in Caldwell,
     Rutherford and Wilkes Counties, NC                              $350,000(a)
                                                                     --------

TOTAL                                                                $350,000
                                                                     ========

     Aggregate appreciation of investment land and buildings         $204,328
     Tax cost of investment land and buildings                        145,672
                                                                     --------

     Market value of investment land and buildings                   $350,000
                                                                     ========


(a)   Non-income producing property

BMC FUND, INC.                                                      SCHEDULE III
INVESTMENTS IN AFFILIATES
October 31, 2002
================================================================================


                                              Number of      Amount of Equity
                                            Shares Held At     In Net Profit     Amount of       Value at
                                              October 31,    And Loss for the    Dividends      October 31,
Issuer                                           2002             Period            (1)            2002

Broyhill Industries, Inc. - wholly owned
  subsidiary                                     1,000         $     5,321        $  --         $   568,973

P. B. Realty, Inc. - wholly owned
  subsidiary                                     1,000             892,007                       25,438,563
                                                               -----------        -------       -----------

TOTAL                                                          $   897,328        $  --         $26,007,536
                                                               ===========        =======       ===========


(1) All of the dividends received by BMC Fund, Inc. from its wholly owned subsidiaries have been credited to the investment account since BMC Fund, Inc. is accounting for its investment in the subsidiary companies on the equity method.